OTHER FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2011
OTHER FINANCIAL ITEMS [Abstract]
OTHER FINANCIAL ITEMS
5.  OTHER FINANCIAL ITEMS

Other financial items in 2010 consists of consent solicitation fees and related legal expenses of $249,000 and $125,000, respectively. In 2011, legal fees of $98,000 in relation to consent solicitation were incurred.